Guggenheim Funds Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

Supplement Dated December 8, 2014
to the currently effective Statutory Prospectus and Summary Prospectus (the “Prospectuses”), as supplemented from time to time, for Guggenheim World Equity Income Fund (the “Fund”)
This supplement provides updated information beyond that contained in the Prospectuses for the Fund and should be read in conjunction with the Prospectuses.